As filed with the Securities and Exchange Commission on February 25, 2016

Securities Act File No. 33-54126

Investment Company Act File No. 811-07332

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 207	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 211	☒
(Check appropriate box or boxes)

BLACKROCK FUNDS III

(Exact Name of Registrant as Specified in Charter)

400 Howard Street

San Francisco, California 94105

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Funds III

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund:
John A. MacKinnon, Esq.	Benjamin Archibald, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 25, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Shares of Beneficial Interest Master Investment Portfolio has also executed this Registration Statement.

Explanatory Note

This Post-Effective Amendment No. 207 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 211 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock Funds III (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until March 25, 2016, the effectiveness of the registration statement for BlackRock CoreAlpha Bond Fund (the “Fund”), filed in Post-Effective Amendment No. 194 on November 30, 2015, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 207 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 194 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, BlackRock Funds III (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 207 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on the 25th day of February, 2016.

BLACKROCK FUNDS III (REGISTRANT)
ON BEHALF OF
BLACKROCK COREALPHA BOND FUND

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
(President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 207 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Trustee, President and Chief Executive Officer (Principal Executive Officer)	February 25, 2016
John M. Perlowski

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial and Accounting Officer)	February 25, 2016
Neal J. Andrews

DAVID O. BEIM*	Trustee
David O. Beim

SUSAN J. CARTER*	Trustee
Susan J. Carter

COLLETTE CHILTON*	Trustee
Collette Chilton

NEIL A. COTTY*	Trustee
Neil A. Cotty

DR. MATINA S. HORNER*	Trustee
Dr. Matina S. Horner

RODNEY D. JOHNSON*	Trustee
Rodney D. Johnson

CYNTHIA A. MONTGOMERY*	Trustee
Cynthia A. Montgomery

JOSEPH P. PLATT*	Trustee
Joseph P. Platt

ROBERT C. ROBB, JR.*	Trustee
Robert C. Robb, Jr.

	MARK STALNECKER*	Trustee
Mark Stalnecker

	KENNETH L. URISH*	Trustee
Kenneth L. Urish

	CLAIRE A. WALTON*	Trustee
Claire A. Walton

	FREDERICK W. WINTER*	Trustee
Frederick W. Winter

	BARBARA G. NOVICK*	Trustee
Barbara G. Novick

*By:	/s/ BENJAMIN ARCHIBALD		February 25, 2016
Benjamin Archibald (Attorney-In-Fact)

SIGNATURES

Master Investment Portfolio has duly caused this Post-Effective Amendment No. 207 to the Registration Statement on Form N-1A of BlackRock Funds III (the “Registrant”) to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 25th day of February, 2016.

MASTER INVESTMENT PORTFOLIO ON BEHALF OF COREALPHA BOND MASTER PORTFOLIO

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
(President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 207 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Trustee, President and Chief Executive Officer (Principal Executive Officer)	February 25, 2016
John M. Perlowski

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial and Accounting Officer)	February 25, 2016
Neal J. Andrews

DAVID O. BEIM*	Trustee
David O. Beim

SUSAN J. CARTER*	Trustee
Susan J. Carter

COLLETTE CHILTON*	Trustee
Collette Chilton

NEIL A. COTTY*	Trustee
Neil A. Cotty

DR. MATINA S. HORNER*	Trustee
Dr. Matina S. Horner

RODNEY D. JOHNSON*	Trustee
Rodney D. Johnson

CYNTHIA A. MONTGOMERY*	Trustee
Cynthia A. Montgomery

JOSEPH P. PLATT*	Trustee
Joseph P. Platt

ROBERT C. ROBB, JR.*	Trustee
Robert C. Robb, Jr.

	MARK STALNECKER*	Trustee
Mark Stalnecker

	KENNETH L. URISH*	Trustee
Kenneth L. Urish

	CLAIRE A. WALTON*	Trustee
Claire A. Walton

	FREDERICK W. WINTER*	Trustee
Frederick W. Winter

	BARBARA G. NOVICK*	Trustee
Barbara G. Novick

*By:	/s/ BENJAMIN ARCHIBALD		February 25, 2016
Benjamin Archibald (Attorney-In-Fact)